UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:		Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	May 6, 2011

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       57

Form 13F Information Table value total:       $122,128



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       4538  654814SH       SOLE                 0       0 654814
Berkshire Hathaway B       CL B             084670702        556    6650SH       SOLE                 0       0   6650
BHP Billiton ADR           SPONSORED ADR    05545E209        678    8518SH       SOLE                 0       0   8518
Blackrock Invt Qlty Muni   COM              09247D105        179   13536SH       SOLE                 0       0  13536
Canadian Nat'l Railway     COM               136375102       544    7227SH       SOLE                 0       0   7227
Caterpillar, Inc.          COM               149123101       753    6766SH       SOLE                 0       0   6766
Chevron Corporation        COM               166764100       903    8402SH       SOLE                 0       0   8402
Church & Dwight Co Inc     COM               171340102       774    9755SH       SOLE                 0       0   9755
Cisco Systems, Inc.        COM              17275R102        277   16168SH       SOLE                 0       0  16168
Deere & Company            COM               244199105       624    6445SH       SOLE                 0       0   6445
Eaton Corporation          COM               278058102       561   10122SH       SOLE                 0       0  10122
Exxon Mobil Corporation    COM              30231G102       1164   13833SH       SOLE                 0       0  13833
Ford Motor Company         COM               345370860       156   10435SH       SOLE                 0       0  10435
Goldman Sachs Group Inc    COM              38141G204        304    1915SH       SOLE                 0       0   1915
H.J. Heinz Company         COM               423074103       719   14735SH       SOLE                 0       0  14735
Hewlett-Packard Company    COM               428236103       819   19988SH       SOLE                 0       0  19988
Int'l Business Machines    COM               459200101       398    2439SH       SOLE                 0       0   2439
iShares Lehman 1-3 Yr. TreaBARCLYS 1-3 YR    464287457       203    2427SH       SOLE                 0       0   2427
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      1495   56173SH       SOLE                 0       0  56173
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      1420   42260SH       SOLE                 0       0  42260
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT    464287234      2182   44840SH       SOLE                 0       0  44840
iShares MSCI Hong Kong IndeMSCI HONG KONG   464286871       1398   73832SH       SOLE                 0       0  73832
iShares MSCI New Zealand   ZEALAND INVST     464289123      1454   48763SH       SOLE                 0       0  48763
iShares MSCI Pac Ex Japan  MSCI PAC J IDX    464286665      3571   73913SH       SOLE                 0       0  73913
iShares MSCI Singapore IndeMSCI SINGAPORE   464286673       1379  100899SH       SOLE                 0       0 100899
iShares MSCI South Korea   MSCI S KOREA      464286772      1435   22307SH       SOLE                 0       0  22307
iShares S&P Global Telecom S&P GBL TELCM     464287275       432    6993SH       SOLE                 0       0   6993
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      4264   83900SH       SOLE                 0       0  83900
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      3851   71591SH       SOLE                 0       0  71591
J.P. Morgan Chase & Co.    COM              46625H100        712   15442SH       SOLE                 0       0  15442
Lab Corp of America        COM              50540R409        858    9314SH       SOLE                 0       0   9314
Netflix Inc                COM              64110L106       1188    4998SH       SOLE                 0       0   4998
NIKE, Inc.                 COM               654106103       791   10444SH       SOLE                 0       0  10444
Pall Corp.                 COM               696429307       242    4197SH       SOLE                 0       0   4197
Plum Creek Timber Co       COM               729251108      1583   36293SH       SOLE                 0       0  36293
Potlatch Corporation       COM               737630103      3729   92769SH       SOLE                 0       0  92769
PowerShares DB Agriculture DB AGRICULT FD   73936B408       2699   78840SH       SOLE                 0       0  78840
PowerShares DWA Dev Mkts TeDWA DEVEL MKTS   73936Q108       1053   47121SH       SOLE                 0       0  47121
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209      11305  209743SH       SOLE                 0       0 209743
Powershs Listed Private EquGBL LSTD PVT EQT 73935X195       3801  327988SH       SOLE                 0       0 327988
ProShares Short 20+ TreasurSHRT 20+YR TRE   74347X849       1115   25148SH       SOLE                 0       0  25148
Rayonier, Inc.             COM               754907103      4301   69019SH       SOLE                 0       0  69019
Reinsurance Grp Of Amer    COM               759351109       823   13116SH       SOLE                 0       0  13116
Rovi Corporation           COM               779376102      1494   27840SH       SOLE                 0       0  27840
Schlumberger Limited       COM               806857108       963   10329SH       SOLE                 0       0  10329
Southern Company           COM               842587107       380    9979SH       SOLE                 0       0   9979
SPDR DJ Wilshire Total Mkt DJWS LARGE CAP   78464A805        313    3135SH       SOLE                 0       0   3135
SPDR Dow Jones Lrg Cap     DJWS MIDCAP      78464A854      17639  283168SH       SOLE                 0       0 283168
SPDR Dow Jones Mid Cap     DJ TTL MKT ETF   78464A847       7400  114695SH       SOLE                 0       0 114695
SPDR S&P 600 Small Cap     DJ SML CAP ETF   78464A813       3016   42610SH       SOLE                 0       0  42610
Teva Pharmaceutical ADR    SPONSORED ADR     881624209       585   11663SH       SOLE                 0       0  11663
Thermo Fisher Scientific   COM               883556102       829   14932SH       SOLE                 0       0  14932
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      3258   66554SH       SOLE                 0       0  66554
Vanguard Total Bond Market TOTAL BND MRKT    921937835      5457   68194SH       SOLE                 0       0  68194
Wal-Mart Stores, Inc.      COM               931142103       563   10812SH       SOLE                 0       0  10812
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       5579  104307SH       SOLE                 0       0 104307
WisdomTree Ex-Jap Equity   PAC EX-JAP ETF   97717W810       3421   55350SH       SOLE                 0       0  55350